SUPPLEMENT DATED JANUARY 22, 2020
To the following variable annuity prospectuses dated April 29, 2019:
ALLIANZ VISIONSM VARIABLE ANNUITY PROSPECTUS
For contracts issued on or after April 29, 2013 and for contracts issued on or prior to April 26, 2013
ALLIANZ CONNECTIONSSM VARIABLE ANNUITY PROSPECTUS
For contracts issued on or after April 29, 2013 and for contracts issued from May 2, 2011 through April 26, 2013

ISSUED BY
Allianz Life Insurance Company of North America and Allianz Life® Variable Account B
This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

After March 2, 2020 we will no longer issue new ConnectionsSM Contracts and you will no longer be able to add Income Protector to either a newly issued or inforce Contract.

After April 24, 2020, we will no longer accept new applications for VisionSM Contracts; all applications must be signed no later than April 24, 2020. In addition, you will no longer be able to add Income Protector to either a newly issued or inforce Contract after April 24, 2020.

PRO-010-0519
(VSN-400,VSN-159,CNT-400,CNT-062WW)